Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18. Earnings Per Share:

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2011	2012	2013

Numerator:

Net income (loss)	$(8,774)	$(3,228)	$(42,924)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share .	24,668,579	25,135,416	25,450,175
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,668,579	25,135,416	25,450,175

Basic earnings (loss) per share	$(0.36)	$(0.13)	$(1.69)
Diluted earnings (loss) per share	$(0.36)	$(0.13)	$(1.69)

For the years ended December 31, 2011, 2012 and 2013, the effects of dilutive securities were excluded from the calculation of earnings per share as a net loss was reported in these periods.

Options to purchase 7,384,990 shares of common stock at an average of €7.55 per share were outstanding during 2013. The options, which expire in December 2023, were still outstanding at the end of year 2013.